INCOME TAXES (Narrative Summary of Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guangyi Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%
Shenzhen Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%
Shenzhen Fenggu [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%
Tongfu Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%
High-tech Enterprise [Member] | E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%
High-tech Enterprise [Member] | Shangmeng Services [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%
Transitional income tax rate period	3 years
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%
PRC [Member] | Youlanguang Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
PRC [Member] | E-Sun Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
PRC [Member] | E-Sun Sky Computer [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	12.50%	12.50%
PRC [Member] | Guangtiandi Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	12.50%	12.50%	0.00%
PRC [Member] | 500Fu [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
PRC [Member] | Baifengrun Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
PRC [Member] | Lhasa Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%	15.00%	15.00%
PRC [Member] | Key Software Enterprise [Member] | E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%	15.00%	10.00%
PRC [Member] | High-tech Enterprise [Member] | E-Sun Sky Computer [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%